Share-based payments - Schedule of Key Assumptions Used in Valuation (Details)	12 Months Ended
	Dec. 31, 2024 € / shares	Dec. 31, 2024 $ / shares
CEO 2022-2024 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend yield	0.00%	0.00%
Risk-free rate	0.00%	0.00%
CEO 2022-2024 PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 7.43
Grant date share price (in euro per share)	€ 7.43
Expected volatility	30.00%	30.00%
CEO 2022-2024 PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 9.13
Grant date share price (in euro per share)	€ 9.13
Expected volatility	40.00%	40.00%
CEO IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in euro per share) | $ / shares		$ 10.48
Expected volatility	30.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free rate	0.73%	0.73%
CEO IPO PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 5.77
CEO IPO PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 6.93
2024-2026 PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in euro per share) | $ / shares		$ 7.67
Expected volatility	41.77%	41.77%
Dividend yield	1.62%	1.62%
Risk-free rate	4.13%	4.13%
2024-2026 PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 3.04
2024-2026 PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	6.79
2022-2024 PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 8.68
Grant date share price (in euro per share) | $ / shares		$ 9.71
Expected volatility	35.00%	35.00%
Dividend yield	0.90%	0.90%
Risk-free rate	1.96%	1.96%
2022-2024 PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 11.52
Grant date share price (in euro per share) | $ / shares		$ 12.68
Expected volatility	37.50%	37.50%
Dividend yield	1.24%	1.24%
Risk-free rate	4.86%	4.86%
2023 RSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 10.25
Grant date share price (in euro per share)	€ 10.3
Dividend yield	0.80%	0.80%
Risk-free rate	4.93%	4.93%
2023 RSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 12.95
Grant date share price (in euro per share)	€ 12.95
Dividend yield	1.17%	1.17%
Risk-free rate	5.46%	5.46%
2022-2025 RSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 8.62
Grant date share price (in euro per share) | $ / shares		$ 9.71
Dividend yield	0.90%	0.90%
Risk-free rate	2.07%	2.07%
2022-2025 RSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 11.4
Grant date share price (in euro per share) | $ / shares		$ 12.68
Dividend yield	1.24%	1.24%
Risk-free rate	4.05%	4.05%
Management IPO PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share price (in euro per share) | $ / shares		$ 10.48
Expected volatility	30.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free rate	0.73%	0.73%
Management IPO PSUs | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 6.18
Management IPO PSUs | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	€ 7.35